Operating Leases - Schedule of Operating Lease Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Amortization of right-of-use operating lease assets	$ 12.0	$ 11.8	$ 13.4
Interest on operating lease liability	5.5	5.5
Operating lease charge	$ 17.5	$ 17.3	$ 18.0